Net Loss per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Net Loss per Share
Net Loss per Share

10.         Net Loss per Share

Net Loss per Share Attributable to Common Shareholders

The rights, including the liquidation and dividend rights, of the holders of Class A and Class B common shares are identical, except with respect to voting rights. As the liquidation and dividend rights are identical, losses are allocated on a proportionate basis and the resulting net loss per share attributed to common shareholders will, therefore, be the same for both Class A and Class B common shares on an individual or combined basis.

Basic and diluted net loss per share attributable to common shareholders was calculated as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Numerator:
Net loss attributable to common shareholders	$(24,406)	$(16,029)	$(60,647)	$(32,172)
Denominator:
Weighted average common shares outstanding—basic and diluted	48,183,424	1,942,106	23,174,841	1,675,133
Net loss per share attributable to common shareholders— basic and diluted	$(0.51)	$(8.25)	$(2.62)	$(19.21)

The Company's potentially dilutive securities, which include options, unvested restricted shares and convertible preferred shares, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common shareholders because including them would have had an anti-dilutive effect:

	As of September 30,
	2018	2017

Options to purchase common shares	5,860,168	3,012,176
Unvested restricted shares	1,144,846	2,215,351
Convertible preferred shares (as converted to common shares)	—	22,885,492
	7,005,014	28,113,019

11.         Net Loss per Share

The rights, including the liquidation and dividend rights, of the holders of Class A and Class B common shares are identical, except with respect to voting rights. As the liquidation and dividend rights are identical, losses are allocated on a proportionate basis and the resulting net loss per share attributed to common shareholders will, therefore, be the same for both Class A and Class B common shares on an individual or combined basis.

Basic and diluted net loss per share attributable to common shareholders was calculated as follows:

	Year Ended
	December 31,
	2016	2017
Numerator:
Net loss attributable to common shareholders	$(23,973)	$(64,873)
Denominator:
Weighted average common shares outstanding — basic and diluted	261,695	1,809,751
Net loss per share attributable to common shareholders — basic and diluted	$(91.61)	$(35.85)

The Company’s unvested restricted common shares have been excluded from the computation of basic net loss per share attributable to common shareholders.

The Company’s potentially dilutive securities, which include options, unvested restricted shares and convertible preferred shares, have been excluded from the computation of diluted net loss per share attributable to common shareholders as the effect would be to reduce the net loss per share attributable to common shareholders. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year Ended
	December 31,
	2016	2017

Options to purchase common shares	1,583,691	3,123,064
Unvested restricted shares	3,018,229	1,947,724
Convertible preferred shares (as converted to common shares)	17,128,120	22,885,492
	21,730,040	27,956,280